CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents
Cash and Due from Banks	$ 29,243,927	$ 28,380,368
Federal Funds Sold	20,001,906	54,991,474
Cash and Cash Equivalents	49,245,833	83,371,842
Interest-Bearing Deposits	21,795,341	28,957,310
Investment Securities
Available for Sale, at Fair Value	268,300,411	303,890,847
Held to Maturity, at Cost (Fair Value of $41,909 and $45,635 as of December 31, 2012 and 2011, Respectively)	41,467	46,111
Investment Securities	268,341,878	303,936,958
Federal Home Loan Bank Stock, at Cost	3,364,300	5,398,200
Loans	747,050,011	716,321,321
Allowance for Loan Losses	(12,736,921)	(15,649,594)
Unearned Interest and Fees	(233,927)	(57,646)
Loans, net	734,079,163	700,614,081
Premises and Equipment	24,916,106	25,750,235
Other Real Estate (Net of Allowance of $4,561,099 and $2,373,511 in 2012 and 2011, Respectively)	15,940,693	20,445,085
Other Intangible Assets	223,510	259,258
Other Assets	21,489,957	26,643,467
Total Assets	1,139,396,781	1,195,376,436
Deposits
Noninterest-Bearing	123,966,542	94,268,911
Interest-Bearing	855,718,349	905,716,361
Deposits	979,684,891	999,985,272
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	35,000,000	71,000,000
Borrowed Money	59,229,000	95,229,000
Other Liabilities	4,723,723	3,549,354
Commitments and Contingencies
Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 and 8,439,258 Shares as of December 31, 2012 and 2011, Respectively	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income (Loss), Net of Tax	(149,814)	1,909,742
Stockholders' Equity	95,759,167	96,612,810
Total Liabilities and Stockholders' Equity	$ 1,139,396,781	$ 1,195,376,436